Equity (Change In ETE Common Units) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Stock Issued During Period, Shares, New Issues		924,000	0	0
Unamortized financing costs(1)	[1]				$ 29	$ 41
Outstanding		1,044,767,336	1,077,533,798	1,119,800,000	1,044,767,336	1,077,533,798	1,119,800,000
Issuance of restricted Common Units under long-term incentive plans		(33,600,000)	(42,300,000)	0
Number of Common Units, end of period		1,044,767,336	1,077,533,798	1,119,800,000

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.